(Total Stock Market Index Portfolio Annuity) (Total Stock Market Index Portfolio, Total Stock Market Index Portfolio - Total Stock Market Index Portfolio)	18 Months Ended
Jun. 30, 2013
Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Total Stock Market Index Portfolio
Risk/Return:
Acquired Fund Fees and Expenses	0.18%